Other Liabilities, Provisions, Contingencies and Commitments	12 Months Ended
Dec. 31, 2024
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Other Liabilities, Provisions, Contingencies and Commitments	Other Liabilities, Provisions, Contingencies and Commitments
26.1 Other current liabilities.

	December 31, 2024		December 31, 2023
Short-term employee benefits	Ps.	14,228	Ps.	11,808
Accrued expenses		16,517		14,151
Other		1,625		813
Total	Ps.	32,370	Ps.	26,772
26.2 Other current financial liabilities

	December 31, 2024		December 31, 2023
Sundry creditors	Ps.	23,370	Ps.	18,540
Derivative financial instruments (see Note 21)		328		738
Other tax payable		13,380		11,106
Other		91		108
Total	Ps.	37,169	Ps.	30,492
26.3 Other non-current liabilities

	December 31, 2024		December 31, 2023
Tax payable	Ps.	1,190	Ps.	1,116
Debt with former shareholders		1,514		1,578
Other		695		1,923
Total	Ps.	3,399	Ps.	4,617
26.4 Other non-current financial liabilities

	December 31, 2024		December 31, 2023
Derivative financial instruments (see Note 21)	Ps.	4,625	Ps.	8,653
Security deposits		2,134		1,012
Total	Ps.	6,759	Ps.	9,665
26.5 Provisions
The Company has various loss contingencies and has recognized provisions for those legal proceedings it believes an unfavorable resolution is probable. Most of these contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the provisions as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Indirect taxes	Ps.	1,277	Ps.	1,649
Labor		1,445		1,570
Legal		1,153		1,104
Total (1)	Ps.	3,875	Ps.	4,323

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits, including those related to business acquisitions. See Note 14.1.

26.6 Changes in the balance of provisions
26.6.1 Indirect taxes

	December 31, 2024		December 31, 2023		December 31, 2022
Balance at beginning of the period	Ps.	1,649	Ps.	1,976	Ps.	2,845
Penalties and other charges (see Note 20)		67		56		109
New contingencies (see Note 20)		19		475		249
Cancellation and expiration (see Note 20)		(42)		(9)		(738)
Payments		(312)		(587)		(473)
Effects of changes in foreign exchange rates		(104)		(110)		(16)
Discontinued operations		—		(152)		—
Balance at end of the period	Ps.	1,277	Ps.	1,649	Ps.	1,976
26.6.2 Labor

	December 31, 2024		December 31, 2023		December 31, 2022
Balance at beginning of the period	Ps.	1,570	Ps.	1,703	Ps.	1,807
Penalties and other charges (see Note 20)		71		64		81
New contingencies (see Note 20)		531		868		571
Contingencies added in the business combination		—		—		67
Cancellation and expiration (see Note 20)		(206)		(525)		(443)
Payments		(236)		(308)		(320)
Effects of changes in foreign exchange rates		(285)		(155)		(60)
Discontinued operations		—		(77)		—
Balance at end of the period	Ps.	1,445	Ps.	1,570	Ps.	1,703
26.6.3 Legal

	December 31, 2024		December 31, 2023		December 31, 2022
Balance at beginning of the period	Ps.	1,104	Ps.	1,006	Ps.	937
Penalties and other charges (see Note 20)		52		50		63
New contingencies (see Note 20)		52		423		141
Contingencies added in the business combination		—		—		158
Cancellation and expiration (see Note 20)		(105)		(122)		(146)
Payments		(9)		(68)		(110)
Effects of changes in foreign exchange rates		59		(84)		(37)
Discontinued operations		—		(101)		—
Balance at end of the period	Ps.	1,153	Ps.	1,104	Ps.	1,006
While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
26.7 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities, and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have arisen in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were assessed by the Company as less than probable but more than remote, and the estimated amount including uncertain tax position as of December 31, 2024 is Ps. 170,658, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.
Included in this amount Coca-Cola FEMSA has tax disputes, most of which are related to its Brazilian and Mexican operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. The main possible tax contingencies of Brazilian and Mexican operations amount to approximately Ps. 110,752. This refers to various tax disputes related primarily to: (i) Ps. 10,454 of credits for ICMS (“VAT”); (ii) Ps. 37,219 related to tax credits of “IPI” (Tax on Industrial Products by its Portuguese acronym) over raw materials acquired from Free Trade Zone Manaus; (iii) claims of Ps. 30,115 related to compensation of federal taxes not approved by Tax authorities; (iv) Ps. 12,263 related to questions about the amortization of goodwill generated in acquisition operations; (v) Ps. 2,621 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003; (vi) Ps. 706 related to the exclusion of ICMS (“VAT”) from the PIS/COFINS taxable basis and (vii) Ps. 17,374 regarding disputes on tax deductions of ongoing business. Coca-Cola FEMSA is defending its position in these matters and final decision is pending in court.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where these subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.
26.8 Collateralized contingencies
As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities to collateralize tax contingencies currently in litigation amounting to Ps. 15,700, Ps. 13,692 and Ps. 13,728 as of December 31, 2024, 2023 and 2022, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also, as disclosed in Note 9.2, there is some restricted cash in Brazil that relates to short terms deposits in order to fulfill the collateral requirements for accounts payable.
26.9 Commitments
The Company has signed commitments for the purchase of property, plant and equipment of Ps. 9,166, Ps. Ps. 3,394 and Ps. 2,588 as of December 31, 2024, 2023, and 2022 respectively.